UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR216	Printed in U.S.A.

CGM
Mutual Fund

345th Quarterly Report
June 30, 2016

A No-Load Fund

To Our Shareholders:
CGM Mutual Fund decreased -1.8% during the second quarter of 2016 compared to a return of 2.5% for the Standard and Poor’s 500 Index (S&P 500 Index) and 2.3% for the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index. For the first six months of the year, CGM Mutual Fund returned -6.7%, the S&P 500 Index, 3.8% and the BofA Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index, 5.5%.
The second quarter began with the U.S. economy continuing to demonstrate relative strength compared to elsewhere around the globe. On April 1, the Labor Department reported that U.S. employers added an additional 215,000 non-farm payroll jobs in March and wages increased 2.3% from a year earlier. However, signs of a slowdown in U.S. economic expansion also began to emerge. On April 13, the Commerce Department reported that retail sales for March decreased by 0.3% as U.S. consumers pulled back on spending. Likewise, U.S. businesses also reduced spending. On April 26, the Commerce Department reported that orders for non-defense capital goods excluding aircraft, a proxy for U.S. business investment, decreased 2.4% in the first quarter of 2016. Declining business investment together with weak global demand ultimately resulted in the Commerce Department reporting a lackluster GDP of 0.5% (later revised to 1.1%) for the first quarter of 2016. Citing a combination of diminished growth, a mixed U.S. economic outlook and persistently low inflation, the Federal Reserve announced at its meeting on April 27 that it would leave interest rates unchanged.
The Fed’s decision to hold off on a rate increase was positive news for the market but contributed to a weakening dollar and a continued rise in oil prices. By the end of May, the price of U.S. crude had recovered to almost $50 per barrel, which was enough to reduce pressure on oil producers while not significantly impacting consumers. On May 17, a report from the Federal Reserve showed industrial production jumped 0.7% in April, the largest expansion since November, 2014. Increased production coincided with increasing prices as the

Labor Department reported, also on May 17, seasonally adjusted growth in the Consumer Price Index for April of 0.4%. This was the largest one month increase since February 2013 and it followed a 0.1% increase for March. Low unemployment, increasing wages and low interest rates provided further strength to the continued housing recovery. In mid-May, the Commerce Department reported that housing starts jumped 6.6% and building permits increased 3.6% from March to April. On May 24, the Commerce Department announced that purchases of new single-family homes expanded 16.6% for the month of April to a seasonally adjusted rate of 619,000, which was the largest one-month increase since January 2008. Median prices for new homes also increased 9.4% in April from a year earlier, indicating a strained supply of new housing coupled with significant consumer demand.
June began with surprisingly poor employment numbers from the Labor Department, with a report that U.S. employers added a mere 38,000 jobs in May (later revised down to 11,000), the weakest performance since September 2010. The news dampened expectations of a Fed rate increase, pushed Treasury yields lower and negatively impacted financial stocks. On the other hand there were also positive developments during the month. On June 1, the Institute of Supply Management reported its index of manufacturing activity for May climbed to 51.3 from 50.8 in April, demonstrating a recovery from the first quarter of 2016. A reading above 50 indicates expansion. U.S. consumer spending rebounded, driven by low interest rates, low oil prices and low unemployment. The Commerce Department reported on June 14 that retail sales increased a seasonally adjusted 0.5% in May, following an April increase of 1.3%. Citing slow economic growth and low inflation, the Federal Reserve held interest rates unchanged and lowered projections for near-term rate increases. Meanwhile, through much of early and mid-June, the markets reacted strongly to speculation on Brexit, i.e. whether Great Britain would vote to leave the European Union. On June 24, Great Britain voted to leave the European Union which sent investors to the relative

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CGM MUTUAL FUND

safety of government bonds, currencies and gold. The S&P 500 Index dropped 3.6% in response and bank stocks, in particular, were hit hard. After two days of declines, the market had three of its best days of 2016, with the S&P 500 Index climbing 4.9% to finish out the quarter.
The yield on the 10 year U.S. Treasury began the quarter at 1.78%. Historically low global government bond yields driven largely by central bank bond buying programs, including negative yields in Japan and Germany, have kept U.S. bond yields low. Additionally, the Brexit vote drove further investment to government bonds with the yield on the 10 year U.S. Treasury finishing the quarter at 1.49%. On June 30, the S&P 500 Index was priced at 23.7 times the trailing twelve month earnings. While this remains above the historical average, we believe this valuation is appropriate given the low inflation rate and historically low interest rates.
On June 30, 2016, CGM Mutual Fund was 25.7% invested in short-term U.S Treasury Notes. The three largest industry positions in the equity portion of the portfolio were in housing and building materials, commercial banks and basic materials. The Fund’s three largest equity holdings were D.R. Horton, Inc., the Lennar Corporation (both housing and building materials) and Citigroup Inc. (commercial banks).
David C. Fietze
President
July 1, 2016

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CGM MUTUAL FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2016

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	47.9	+	4.0
5 Years	+	19.3	+	3.6
1 Year	-	12.3	-	12.3
3 Months	-	1.8		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

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CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2016 (unaudited) COMMON STOCKS

Industry	Percent of Net Assets
Housing and Building Materials	21.5%
Commercial Banks	15.8
Basic Materials	9.9
Retail	5.8
Broker/Dealers	5.5
Home Products	5.1
Biotechnology	4.9
Technology	2.9
Miscellaneous	1.2
Special Situations	0.7
Electronic Components	0.5
BONDS

United States Treasury Notes	25.7
SCHEDULE OF INVESTMENTS as of June 30, 2016 (unaudited) COMMON STOCKS — 73.8% OF TOTAL NET ASSETS

	Shares	Value(a)
Basic Materials — 9.9%
Martin Marietta Materials, Inc.	90,000	$17,280,000
Vulcan Materials Company	150,000	18,054,000
		35,334,000
Biotechnology — 4.9%
Celgene Corporation (b)	20,000	1,972,600
Mallinckrodt public limited company (b)	254,000	15,438,120
		17,410,720
Broker/Dealers — 5.5%
Morgan Stanley	750,000	19,485,000

Commercial Banks — 15.8%
Bank of America Corporation	1,350,000	17,914,500
Citigroup Inc.	500,000	21,195,000
JPMorgan Chase & Co.	275,000	17,088,500
		56,198,000
Electronic Components — 0.5%
NVIDIA Corporation	40,000	1,880,400

See accompanying notes to financial statements.
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CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2016 (continued) (unaudited) COMMON STOCKS (continued)

Home Products — 5.1%	Shares	Value(a)
Whirlpool Corporation	110,000	$18,330,400

Housing and Building Materials — 21.5%
D.R. Horton, Inc.	1,260,000	39,664,800
Lennar Corporation	590,000	27,199,000
NVR, Inc. (b)	5,000	8,901,700
Toll Brothers, Inc. (b)	40,000	1,076,400
		76,841,900
Miscellaneous — 1.2%
HD Supply Holdings, Inc. (b)	120,000	4,178,400

Retail — 5.8%
Dollar General Corporation	20,000	1,880,000
Dollar Tree, Inc. (b)	15,000	1,413,600
Skechers U.S.A., Inc. (b)	590,000	17,534,800
		20,828,400
Special Situations — 0.7%
MGM Resorts International (b)	110,000	2,489,300

Technology — 2.9%
Alphabet Inc. (b)	15,000	10,381,500

TOTAL COMMON STOCKS (Identified cost $247,781,069)		263,358,020

BONDS — 25.7% OF TOTAL NET ASSETS	Face Amount
United States Treasury — 25.7%
United States Treasury Notes, 0.375%, 10/31/2016	$35,000,000	35,002,380
United States Treasury Notes, 0.500%, 01/31/2017	34,000,000	34,011,288
United States Treasury Notes, 0.625%, 08/31/2017	3,000,000	3,002,694
United States Treasury Notes, 0.625%, 06/30/2018	1,000,000	1,000,469
United States Treasury Notes, 1.250%, 12/15/2018	18,500,000	18,767,381
TOTAL BONDS (Identified cost $91,539,472)		91,784,212
SHORT-TERM INVESTMENT — 0.8% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2016 at 0.03% to be repurchased at $3,090,000 on 07/01/2016 collateralized by $2,950,000 US Treasury Note, 2.250% due 11/15/2025 valued at $3,155,578 including interest (Cost $3,090,000)	3,090,000	3,090,000

TOTAL INVESTMENTS — 100.3% (Identified cost $342,410,541)		358,232,232
Cash and receivables		11,032,678
Liabilities		(12,264,833)
TOTAL NET ASSETS — 100.0%		$357,000,077
(a) See Note 2A.
(b) Non-income producing security.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016
(unaudited)

Assets
Investments at value:
(Identified cost $342,410,541)		$358,232,232
Cash		2,974
Receivable for:
Securities sold	$10,846,041
Shares of the Fund sold	5,314
Dividends and interest	178,349	11,029,704
Total assets		369,264,910

Liabilities
Payable for:
Securities purchased	11,623,406
Shares of the Fund redeemed	245,678	11,869,084
Accrued expenses:
Management fees	264,576
Trustees’ fees	18,130
Accounting, administration and compliance expenses	22,887
Transfer agent fees	41,672
Other expenses	48,484	395,749
Total liabilities		12,264,833
Net Assets		$357,000,077

Net assets consist of:
Capital paid-in		$363,130,318
Undistributed net investment loss		(549,452)
Accumulated net realized losses on investments		(21,402,480)
Net unrealized appreciation on investments		15,821,691
Net Assets		$357,000,077

Shares of beneficial interest outstanding, no par value		13,023,515

Net asset value per share*		$27.41

* Shares of the Fund are sold and redeemed at net asset
value ($357,000,077 ÷ 13,023,515).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016
(unaudited)

Investment Income
Income:
Dividends (net of withholding tax of
$1,036)	$1,271,975
Interest	287,600
1,559,575
Expenses:
Management fees	1,628,025
Trustees’ fees	37,828
Accounting, administration and compliance expenses	141,203
Custodian fees and expenses	36,874
Transfer agent fees	182,946
Audit and tax services	24,244
Legal	19,455
Printing	21,643
Registration fees	13,327
Miscellaneous expenses	3,482
2,109,027
Net investment loss	(549,452)

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments	(19,124,639)
Net change in unrealized depreciation on investments	(7,231,867)
Net realized and unrealized losses on investments	(26,356,506)

Change in Net Assets from Operations	$(26,905,958)

See accompanying notes to financial statements.
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CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
From Operations
Net investment loss	$(549,452)	$(1,604,419)
Net realized losses on investments	(19,124,639)	(2,277,841)
Net change in unrealized depreciation on investments	(7,231,867)	(8,542,547)
Change in net assets from operations	(26,905,958)	(12,424,807)

From Capital Share Transactions
Proceeds from sale of shares	1,758,153	3,673,567
Cost of shares redeemed	(19,431,520)	(38,233,376)
Change in net assets derived from capital share transactions	(17,673,367)	(34,559,809)
Total change in net assets	(44,579,325)	(46,984,616)

Net Assets
Beginning of period	401,579,402	448,564,018
End of period (including undistributed net investment loss of $(549,452) and $0 at June 30, 2016 and December 31, 2015, respectively)	$357,000,077	$401,579,402

Number of Shares of the Fund:
Issued from sale of shares	64,945	119,596
Redeemed	(711,714)	(1,249,744)
Net change	(646,769)	(1,130,148)

See accompanying notes to financial statements.
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CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$29.38		$30.31	$32.16	$28.42	$24.42	$29.46
Net investment income (loss) (a)	(0.04)		(0.11)	(0.17)	(0.09)	0.09	0.05
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(1.93)		(0.82)	1.87	6.06	4.01	(5.04)
Total from investment operations	(1.97)		(0.93)	1.70	5.97	4.10	(4.99)

Dividends from net investment income	—		—	—	—	(0.10)	(0.05)
Distributions from net short-term realized gains	—		—	(1.57)	(1.62)	—	—
Distributions from net long-term realized gains	—		—	(1.98)	(0.61)	—	—
Total distributions	—		—	(3.55)	(2.23)	(0.10)	(0.05)

Net increase (decrease) in net asset value	(1.97)		(0.93)	(1.85)	3.74	4.00	(5.04)
Net asset value at end of period	$27.41		$29.38	$30.31	$32.16	$28.42	$24.42

Total return (%)	(6.7)		(3.1)	5.3	21.0	16.8	(16.9)

Ratios:
Operating expenses to average net assets (%)	1.17	*	1.12	1.12	1.11	1.12	1.09
Net investment income (loss) to average net assets (%)	(0.30)	*	(0.37)	(0.55)	(0.29)	0.35	0.17
Portfolio turnover (%)	376	*	345	301	374	325	404
Net assets at end of period (in thousands) ($)	357,000	401,579		448,564	477,188	440,679	434,031
(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
* Computed on an annualized basis.

See accompanying notes to financial statements.
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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2016
(unaudited)

1. Organization — CGM Mutual Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2016 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

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CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$263,358,020	—	—
	Bonds
	United States Treasury Notes	—	$91,784,212	—
	Short-Term Investment
	Repurchase Agreement	—	3,090,000	—
	Total	$263,358,020	$94,874,212	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in real estate investment trusts

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

(“REITs”) may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the MLPs. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	—	$12,591,446
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2016 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$345,640,786	$27,615,569	$(15,024,123)	$12,591,446
Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses for an unlimited period and retain their character as either short-term or long-term capital losses. As of December 31, 2015, the capital loss carryforwards were as follows:

Short-term Capital Loss Carryforward	Long-term Capital Loss Carryforward	Total
$1,668,635	—	$1,668,635
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2015 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2015 and 2014 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Total
2015	—	—	—
2014	$20,965,328	$26,440,349	$47,405,677
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended June 30, 2016, purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $673,564,182 and $674,483,312, respectively. For long-term government obligations, there were $13,596,133 of purchases and $31,475,000 of sales.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2016, the Fund incurred management fees of $1,628,025, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million of the Fund’s average daily net assets and 0.75% of such assets in excess of $1 billion of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing

13

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $141,203, for the period ended June 30, 2016, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $127,348 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2016, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

14

CGM MUTUAL FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2016 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
The Trustees of the Trust considered renewal of the Fund's advisory agreement at meetings of the independent Trustees in March and April 2016 and at a meeting of the full Board in April 2016. The Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other funds (balanced funds and mixed-asset target allocation growth funds) selected and provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the Fund's weak performance for the one and five-year periods ended December 31, 2015, as compared to funds in both Broadridge universes. However, the Board noted the better than average relative performance of the Fund for the three and ten-year periods ended December 31, 2015, ranking in the 40th and 37th percentile, respectively, of the Broadridge Balanced Fund Universe. The Board recognized that CGM manages the Fund’s investments with a long-term focus on strategic developments and emerging trends in the U.S. and global economies that often take some time to develop or to be identified by other market participants. The Board concluded that this long-term focus offers Fund investors the potential for significant returns over longer periods of time. The Board acknowledged that, while for some periods this long-term focus might cause the Fund to lag other comparable mutual funds, over the longer term CGM’s approach had often proven its worth.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2015 and the relatively small size of the Fund, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

15

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of mutual funds included in the Broadridge expense universe, but concluded that this was reasonable due to the fact that the Fund maintained a higher percentage of equities in its portfolio than many other balanced mutual funds and that the equity portion of the Fund’s portfolio is more actively managed than the equity holdings of many other balanced mutual funds. The Board concluded the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s relatively small size and CGM's focus on best execution.

16

CGM MUTUAL FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 to June 30, 2016.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During Period* 01/01/16 - 06/30/16
Actual	$1,000.00	$932.95	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.07	$5.85
* Expenses are equal to the Fund’s annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

17

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC. P.O. Box 8511 Boston, Massachusetts 02266-8511

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR216	Printed in U.S.A.

CGM
Realty Fund

89th Quarterly Report
June 30, 2016

A No-Load Fund

To Our Shareholders:
CGM Realty Fund increased 4.0% during the second quarter of 2016 compared to a return of 2.5% for the Standard and Poor’s 500 Index (“S&P 500 Index”) and 7.0% for the FTSE NAREIT Equity REITs Index. For the first six months of the year, CGM Realty Fund returned -2.7%, the S&P 500 Index, 3.8% and the FTSE NAREIT Equity REITs Index, 13.4%.
The second quarter began with the U.S. economy continuing to demonstrate relative strength compared to elsewhere around the globe. On April 1, the Labor Department reported that U.S. employers added an additional 215,000 non-farm payroll jobs in March and wages increased 2.3% from a year earlier. However, signs of a slowdown in U.S. economic expansion also began to emerge. On April 13, the Commerce Department reported that retail sales for March decreased by 0.3% as U.S. consumers pulled back on spending. Likewise, U.S. businesses also reduced spending. On April 26, the Commerce Department reported that orders for non-defense capital goods excluding aircraft, a proxy for U.S. business investment, decreased 2.4% in the first quarter of 2016. Declining business investment together with weak global demand ultimately resulted in the Commerce Department reporting a lackluster GDP of 0.5% (later revised to 1.1%) for the first quarter of 2016. Citing a combination of diminished growth, a mixed U.S. economic outlook and persistently low inflation, the Federal Reserve announced at its meeting on April 27 that it would leave interest rates unchanged.
The Fed’s decision to hold off on a rate increase was positive news for the market but contributed to a weakening dollar and a continued rise in oil prices. By the end of May, the price of U.S. crude had recovered to almost $50 per barrel, which was enough to reduce pressure on oil producers while not significantly impacting consumers. On May 17, a report from the Federal Reserve showed industrial production jumped 0.7% in April, the largest expansion since November, 2014. Increased production coincided with increasing prices as the Labor Department reported, also on May 17, seasonally adjusted growth in the Consumer Price

Index for April of 0.4%. This was the largest one month increase since February 2013 and it followed a 0.1% increase for March. Low unemployment, increasing wages and low interest rates provided further strength to the continued housing recovery. In mid-May, the Commerce Department reported that housing starts jumped 6.6% and building permits increased 3.6% from March to April. On May 24, the Commerce Department announced that purchases of new single-family homes expanded 16.6% for the month of April to a seasonally adjusted rate of 619,000, which was the largest one-month increase since January 2008. Median prices for new homes also increased 9.4% in April from a year earlier, indicating a strained supply of new housing coupled with significant consumer demand.
June began with surprisingly poor employment numbers from the Labor Department, with a report that U.S. employers added a mere 38,000 jobs in May (later revised down to 11,000), the weakest performance since September 2010. The news dampened expectations of a Fed rate increase, pushed Treasury yields lower and negatively impacted financial stocks. On the other hand there were also positive developments during the month. On June 1, the Institute of Supply Management reported its index of manufacturing activity for May climbed to 51.3 from 50.8 in April, demonstrating a recovery from the first quarter of 2016. A reading above 50 indicates expansion. U.S. consumer spending rebounded, driven by low interest rates, low oil prices and low unemployment. The Commerce Department reported on June 14 that retail sales increased a seasonally adjusted 0.5% in May, following an April increase of 1.3%. Citing slow economic growth and low inflation, the Federal Reserve held interest rates unchanged and lowered projections for near-term rate increases. Meanwhile, through much of early and mid-June, the markets reacted strongly to speculation on Brexit, i.e. whether Great Britain would vote to leave the European Union. On June 24, Great Britain voted to leave the European Union which sent investors to the relative safety of government bonds, currencies and gold. The S&P 500 Index dropped 3.6% in response and

1

CGM REALTY FUND

bank stocks, in particular, were hit hard. After two days of declines, the market had three of its best days of 2016, with the S&P 500 Index climbing 4.9% to finish out the quarter.
The yield on the 10 year U.S. Treasury began the quarter at 1.78%. Historically low global government bond yields driven largely by central bank bond buying programs, including negative yields in Japan and Germany, have kept U.S. bond yields low. Additionally, the Brexit vote drove further investment to government bonds with the yield on the 10 year U.S. Treasury finishing the quarter at 1.49%. On June 30, the S&P 500 Index was priced at 23.7 times the trailing twelve month earnings. While this remains above the historical average, we believe this valuation is appropriate given the low inflation rate and historically low interest rates.
On June 30, 2016, CGM Realty Fund was 54.6% invested in REITs, 23.3% invested in housing and building materials and 10.7% invested in basic materials. The Fund’s largest holdings were D.R. Horton, Inc., Lennar Corporation (both housing and building materials) and CoreSite Realty Corporation (data centers REIT).
David C. Fietze
President
July 1, 2016

2

CGM REALTY FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2016

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	101.3	+	7.2
5 Years	+	30.5	+	5.5
1 Year	-	6.2	-	6.2
3 Months	+	4.0		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2016 (unaudited) COMMON STOCKS

Real Estate Investment Trusts	Percent of Net Assets
Data Centers	32.9%
Residential	10.8
Office and Industrial	5.3
Lodging and Resorts	3.0
Infrastructure	1.6
Specialty	1.0
Other Common Stocks
Housing and Building Materials	23.3
Basic Materials	10.7
Commercial Banks	5.2
Home Products	5.1

SCHEDULE OF INVESTMENTS as of June 30, 2016 (unaudited) COMMON STOCKS — 98.9% OF TOTAL NET ASSETS REAL ESTATE INVESTMENT TRUSTS — 54.6%

	Shares	Value(a)
Data Centers — 32.9%
CoreSite Realty Corporation	670,000	$59,422,300
CyrusOne Inc.	1,025,000	57,051,500
Digital Realty Trust, Inc.	400,000	43,596,000
DuPont Fabros Technology, Inc.	1,050,000	49,917,000
Equinix, Inc.	122,000	47,303,060
QTS Realty Trust, Inc.	855,000	47,862,900
		305,152,760
Infrastructure — 1.6%
American Tower Corporation	130,000	14,769,300

Lodging and Resorts — 3.0%
MGM Growth Properties LLC	1,030,000	27,480,400

Office and Industrial — 5.3%
Gramercy Property Trust	5,280,000	48,681,600
Residential — 10.8%
American Homes 4 Rent	2,400,000	49,152,000
Colony Starwood Homes	1,110,000	33,766,200
Silver Bay Realty Trust Corp.	987,000	16,808,610
		99,726,810

See accompanying notes to financial statements.
4

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2016 (continued) (unaudited) COMMON STOCKS (continued)

	Shares	Value(a)
Specialty — 1.0%
EPR Properties	120,000	$9,681,600
TOTAL REAL ESTATE INVESTMENTS TRUSTS (Identified cost $417,789,046)		505,492,470

OTHER COMMON STOCKS — 44.3%
Basic Materials — 10.7%
Martin Marietta Materials, Inc.	260,000	49,920,000
Vulcan Materials Company	409,000	49,227,240
		99,147,240
Commercial Banks — 5.2%
Bank of America Corporation	3,630,000	48,170,100

Home Products — 5.1%
Whirlpool Corporation	285,000	47,492,400

Housing and Building Materials — 23.3%
D.R. Horton, Inc.	2,850,000	89,718,000
Lennar Corporation	1,870,000	86,207,000
NVR, Inc. (b)	19,500	34,716,630
Toll Brothers, Inc. (b)	210,000	5,651,100
		216,292,730

TOTAL OTHER COMMON STOCKS (Identified cost $372,179,051)		411,102,470
TOTAL COMMON STOCKS (Identified cost $789,968,097)		916,594,940

SHORT-TERM INVESTMENT — 0.9% OF TOTAL NET ASSETS

Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/2016 at 0.03% to be repurchased at $8,615,000 on 07/01/2016 collateralized by $8,225,000 US Treasury Note, 2.250% due 11/15/2025 valued at $8,798,180 including interest (Cost $8,615,000)
	Face Amount

	$8,615,000	8,615,000

TOTAL INVESTMENTS — 99.8% (Identified cost $798,583,097)		925,209,940
Cash and receivables		42,697,525
Liabilities		(40,602,874)

TOTAL NET ASSETS — 100.0%		$927,304,591
(a) See Note 2A.
(b) Non-income producing security.

See accompanying notes to financial statements.
5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016
(unaudited)

Assets
Investments at value:
(Identified cost $798,583,097)		$925,209,940
Cash		3,719
Receivable for:
Securities sold	$39,899,062
Shares of the Fund sold	13,587
Dividends and interest	2,781,157	42,693,806
Total assets		967,907,465

Liabilities
Payable for:
Securities purchased	34,724,199
Shares of the Fund redeemed	5,092,866
Other	54	39,817,119
Accrued expenses:
Management fees	603,614
Trustees’ fees	30,682
Accounting, administration and compliance expenses	47,892
Transfer agent fees	38,907
Other expenses	64,660	785,755
Total liabilities		40,602,874
Net Assets		$927,304,591

Net assets consist of:
Capital paid-in		$850,676,582
Undistributed net investment income		1,668,043
Accumulated net realized losses on investments		(51,666,877)
Net unrealized appreciation on investments		126,626,843
Net Assets		$927,304,591

Shares of beneficial interest outstanding, no par value		32,618,214

Net asset value per share*		$28.43
* Shares of the Fund are sold and redeemed at net asset
value ($927,304,591 ÷ 32,618,214).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016
(unaudited)

Investment Income
Income:
Dividends	$7,842,055
Interest	1,071
7,843,126

Expenses:
Management fees	3,691,054
Trustees’ fees	63,070
Accounting, administration and compliance expenses	295,471
Custodian fees and expenses	66,786
Transfer agent fees	226,850
Audit and tax services	24,244
Legal	51,264
Printing	30,180
Registration fees	13,618
Miscellaneous expenses	6,100
4,468,637
Net investment income	3,374,489

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments	(47,697,311)
Net change in unrealized appreciation on investments	6,863,917
Net realized and unrealized losses on investments	(40,833,394)

Change in Net Assets from Operations	$(37,458,905)

See accompanying notes to financial statements.
6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
From Operations
Net investment income	$3,374,489	$1,346,306
Net realized gains (losses) on investments	(47,697,311)	95,435,592
Net change in unrealized appreciation (depreciation) on investments	6,863,917	(122,707,040)
Change in net assets from operations	(37,458,905)	(25,925,142)

From Distributions to Shareholders
Net investment income	(1,706,446)	(938,546)
Net long-term realized capital gains on investments	—	(96,482,482)
	(1,706,446)	(97,421,028)
From Capital Share Transactions
Proceeds from sale of shares	6,807,156	32,896,338
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	1,466,696	790,426
Distributions from net long-term realized capital gains on investments	—	82,740,403
	8,273,852	116,427,167
Cost of shares redeemed	(120,619,241)	(158,944,530)
Change in net assets derived from capital share transactions	(112,345,389)	(42,517,363)
Total change in net assets	(151,510,740)	(165,863,533)

Net Assets
Beginning of period	1,078,815,331	1,244,678,864
End of period (including undistributed net investment income of $1,668,043 and $0 at June 30, 2016 and December 31, 2015, respectively)	$927,304,591	$1,078,815,331

Number of Shares of the Fund:
Issued from sale of shares	260,378	996,662
Issued in connection with reinvestment of:
Dividends from net investment income	54,503	27,005
Distributions from net long-term realized capital gains on investments	—	2,826,799
	314,881	3,850,466
Redeemed	(4,552,309)	(4,835,273)
Net change	(4,237,428)	(984,807)

See accompanying notes to financial statements.
7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (unaudited)		For the Year Ended December 31,
			2015	2014	2013	2012	2011
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$29.27		$32.89	$30.76	$29.37	$26.81	$26.79
Net investment income (a)	0.10		0.04	0.28	0.23	0.30	0.25
Net realized and unrealized gains (losses) on investments	(0.89)		(0.81)	6.41	2.68	2.53	0.04	(b)
Total from investment operations	(0.79)		(0.77)	6.69	2.91	2.83	0.29

Dividends from net investment income	(0.05)		(0.03)	(0.24)	(0.28)	(0.27)	(0.27)
Distributions from net short-term realized gains	—		—	(0.92)	—	—	—
Distributions from net long-term realized gains	—		(2.82)	(3.40)	(1.24)	—	—
Total distributions	(0.05)		(2.85)	(4.56)	(1.52)	(0.27)	(0.27)

Net increase (decrease) in net asset value	(0.84)		(3.62)	2.13	1.39	2.56	0.02
Net asset value at end of period	$28.43		$29.27	$32.89	$30.76	$29.37	$26.81

Total return (%)	(2.7)		(2.3)	21.8	9.9	10.6	1.0

Ratios:
Operating expenses to average net assets (%)	0.97	*	0.92	0.92	0.92	0.89	0.88
Net investment income to average net assets (%)	0.74	*	0.11	0.86	0.75	1.01	0.91
Portfolio turnover (%)	314	*	224	135	146	101	69
Net assets at end of period (in thousands) ($)	927,305	1,078,815		1,244,679	1,174,498	1,417,608	1,516,681
(a) Per share net investment income has been calculated using the average shares outstanding during the period.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of investments in the Fund.
* Computed on an annualized basis.

See accompanying notes to financial statements.
8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2016
(unaudited)

1. Organization — CGM Realty Fund (the "Fund") is a diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2016 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$916,594,940	—	—
	Short-Term Investment
	Repurchase Agreement	—	$8,615,000	—
	Total	$916,594,940	$8,615,000	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$1,668,043	—	$125,951,183
The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2016 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$799,258,757	$132,895,063	$(6,943,880)	$125,951,183
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2015 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid during the periods ended December 31, 2015 and 2014 were as follows:

Year	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
2015	$938,546	$96,482,482	—	$97,421,028
2014	$39,116,788	$116,747,856	—	$155,864,644
E. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
F. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
G. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.
H. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

3. Risks and uncertainties
A. Risks associated with focused investing —The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended June 30, 2016, purchases and sales of securities other than short-term investments aggregated $1,465,034,717 and $1,582,125,899, respectively.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2016, the Fund incurred management fees of $3,691,054, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million of the Fund’s average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $295,471, for the period ended June 30, 2016, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative,

13

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

accounting, compliance, and other services to the Fund, including $257,789 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2016, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

14

CGM REALTY FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2016 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
The Trustees of the Trust considered renewal of the Fund's advisory agreement at meetings of the independent Trustees in March and April 2016 and at a meeting of the full Board in April 2016. The Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other real estate funds selected and provided by Broadridge, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the ten-year period ended December 31, 2015 and that during such period the Fund ranked in the 3rd percentile of the Broadridge Real Estate Fund Universe. The Board noted the weak performance of the Fund for the one, three, and five-year periods ended December 31, 2015, as compared to other funds in that universe. The Board recognized that CGM manages the Fund’s investments with a long-term focus on strategic developments and emerging trends in the U.S. and global economies that often take some time to develop or to be identified by other market participants. The Board concluded that this long-term focus offers Fund investors the potential for significant returns over longer periods of time. The Board acknowledged that, while for some periods this long-term focus might cause the Fund to lag other comparable mutual funds, over the longer term CGM’s approach had often proven its worth.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2015, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

15

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Broadridge, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of mutual funds included in the Broadridge expense universe. The Board considered that the advisory fee paid by the Fund was somewhat above the median for the mutual funds included in the Broadridge expense universe, but concluded that the fee was reasonable in light of CGM's active investment style, and the fact that unlike many real estate mutual funds the Fund has flexibility to invest in companies other than REITs that are connected to the real estate industry. The Board concluded the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

16

CGM REALTY FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 to June 30, 2016.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During Period* 01/01/16 - 06/30/16
Actual	$1,000.00	$973.11	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.02	$4.89
* Expenses are equal to the Fund’s annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

17

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC. P.O. Box 8511 Boston, Massachusetts 02266-8511

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TELEPHONE NUMBERS
For information about:
■	Account Procedures
■	Purchases
■	Redemptions
■	Exchanges Call 800-343-5678
■	New Account Procedures and Status
■	Prospectuses
■	Performance
■	Proxy Voting Policies and Voting Records
■	Complete Schedule of Portfolio Holdings for the 1st & 3rd Quarters (as filed on Form N-Q) Call 800-345-4048

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

WEBSITE
www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR216	Printed in U.S.A.

CGM
Focus Fund

75th Quarterly Report
June 30, 2016

A No-Load Fund

To Our Shareholders:
CGM Focus Fund decreased -4.0% during the second quarter of 2016 compared to a return of 2.5% for the Standard and Poor’s 500 Index (“S&P 500 Index”). For the first six months of the year, CGM Focus Fund returned -12.1% and the S&P 500 Index, 3.8%.
The second quarter began with the U.S. economy continuing to demonstrate relative strength compared to elsewhere around the globe. On April 1, the Labor Department reported that U.S. employers added an additional 215,000 non-farm payroll jobs in March and wages increased 2.3% from a year earlier. However, signs of a slowdown in U.S. economic expansion also began to emerge. On April 13, the Commerce Department reported that retail sales for March decreased by 0.3% as U.S. consumers pulled back on spending. Likewise, U.S. businesses also reduced spending. On April 26, the Commerce Department reported that orders for non-defense capital goods excluding aircraft, a proxy for U.S. business investment, decreased 2.4% in the first quarter of 2016. Declining business investment together with weak global demand ultimately resulted in the Commerce Department reporting a lackluster GDP of 0.5% (later revised to 1.1%) for the first quarter of 2016. Citing a combination of diminished growth, a mixed U.S. economic outlook and persistently low inflation, the Federal Reserve announced at its meeting on April 27 that it would leave interest rates unchanged.
The Fed’s decision to hold off on a rate increase was positive news for the market but contributed to a weakening dollar and a continued rise in oil prices. By the end of May, the price of U.S. crude had recovered to almost $50 per barrel, which was enough to reduce pressure on oil producers while not significantly impacting consumers. On May 17, a report from the Federal Reserve showed industrial production jumped 0.7% in April, the largest expansion since November, 2014. Increased production coincided with increasing prices as the Labor Department reported, also on May 17, seasonally adjusted growth in the Consumer Price Index for April of 0.4%. This was the largest one month increase since February 2013 and it followed a 0.1% increase for March. Low unemployment, increasing wages and low interest rates provided further strength to the continued housing recovery. In mid-May, the Commerce Department reported that housing starts jumped 6.6% and building permits increased 3.6% from March to April. On May 24, the Commerce Department announced that purchases of new single-family homes expanded 16.6% for the month of April to a seasonally adjusted rate of 619,000, which was the largest one-month increase since January 2008. Median prices for new homes also increased 9.4% in April from a year earlier, indicating a strained supply of new housing coupled with significant consumer demand.
June began with surprisingly poor employment numbers from the Labor Department, with a report that U.S. employers added a mere 38,000 jobs in May (later revised down to 11,000), the weakest performance since September 2010. The news dampened expectations of a Fed rate increase, pushed Treasury yields lower and negatively impacted financial stocks. On the other hand there were also positive developments during the month. On June 1, the Institute of Supply Management reported its index of manufacturing activity for May climbed to 51.3 from 50.8 in April, demonstrating a recovery from the first quarter of 2016. A reading above 50 indicates expansion. U.S. consumer spending rebounded, driven by low interest rates, low oil prices and low unemployment. The Commerce Department reported on June 14 that retail sales increased a seasonally adjusted 0.5% in May, following an April increase of 1.3%. Citing slow economic growth and low inflation, the Federal Reserve held interest rates unchanged and lowered projections for near-term rate increases. Meanwhile, through much of early and mid-June, the markets reacted strongly to speculation on Brexit, i.e. whether Great Britain would vote to leave the European Union. On June 24, Great Britain voted to leave the European Union which sent investors to the relative safety of government bonds, currencies and gold. The S&P 500 Index dropped 3.6% in response and bank stocks, in particular, were hit hard. After two

CGM FOCUS FUND

days of declines, the market had three of its best days of 2016, with the S&P 500 Index climbing 4.9% to finish out the quarter.
The yield on the 10 year U.S. Treasury began the quarter at 1.78%. Historically low global government bond yields driven largely by central bank bond buying programs, including negative yields in Japan and Germany, have kept U.S. bond yields low. Additionally, the Brexit vote drove further investment to government bonds with the yield on the 10 year U.S. Treasury finishing the quarter at 1.49%. On June 30, the S&P 500 Index was priced at 23.7 times the trailing twelve month earnings. While this remains above the historical average, we believe this valuation is appropriate given the low inflation rate and historically low interest rates.
On June 30, 2016, CGM Focus Fund held large industry positions in housing and building materials, commercial banks and basic materials. The Fund’s three largest holdings were Lennar Corporation, D.R. Horton, Inc. (both housing and building materials) and Citigroup Inc. (commercial banks). At the end of the quarter, approximately 22.4% of the Fund portfolio was invested in U.S. Treasury bonds sold short.
David C. Fietze
President

July 1, 2016

CGM FOCUS FUND

INVESTMENT PERFORMANCE
(unaudited)
Total Returns for Periods Ended June 30, 2016

	The Fund's Cumulative Total Return (%)		The Fund's Average Annual Total Return (%)
10 Years	+	18.8	+	1.7
5 Years	+	7.9	+	1.5
1 Year	-	20.1	-	20.1
3 Months	-	4.0		—
The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.
The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2016 (unaudited) COMMON STOCKS

Industry	Percent of Net Assets
Housing and Building Materials	35.7%
Commercial Banks	19.2
Basic Materials	11.5
Retail	9.5
Home Products	6.4
Broker/Dealers	5.7
Biotechnology	5.5
Electronic and Communication	5.1
Healthcare-Services	5.0
Metals and Mining	4.2
Technology	3.4
Miscellaneous	1.1
Vehicle Assembly	0.9
SECURITIES SOLD SHORT

United States Treasury Bonds	(22.4)
SCHEDULE OF INVESTMENTS as of June 30, 2016 (unaudited) COMMON STOCKS — 113.2% OF TOTAL NET ASSETS

	Shares	Value(a)
Basic Materials — 11.5%
Martin Marietta Materials, Inc. (b)	230,000	$44,160,000
Vulcan Materials Company (b)	440,000	52,958,400
		97,118,400
Biotechnology — 5.5%
Mallinckrodt public limited company (c)	760,000	46,192,800

Broker/Dealers — 5.7%
Morgan Stanley (b)	1,860,000	48,322,800

Commercial Banks — 19.2%
Bank of America Corporation (b)	3,580,000	47,506,600
Citigroup Inc.	1,680,000	71,215,200
JPMorgan Chase & Co.	710,000	44,119,400
		162,841,200
Electronic and Communication — 5.1%
NetEase Inc ADR	225,000	43,474,500

Healthcare-Services — 5.0%
Amsurg Corp. (c)	550,000	42,647,000

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2016 (continued) (unaudited) COMMON STOCKS (continued)

	Shares	Value(a)
Home Products — 6.4%
Whirlpool Corporation	325,000	$54,158,000

Housing and Building Materials — 35.7%
D.R. Horton, Inc. (b)	3,442,900	108,382,492
Lennar Corporation (b)	3,020,000	139,222,000
Toll Brothers, Inc. (b) (c)	2,010,000	54,089,100
		301,693,592
Metals and Mining — 4.2%
Vale S.A. ADR	7,000,000	35,420,000

Miscellaneous — 1.1%
HD Supply Holdings, Inc. (c)	260,000	9,053,200

Retail — 9.5%
Dollar General Corporation	30,000	2,820,000
Dollar Tree, Inc. (c)	350,000	32,984,000
Skechers U.S.A., Inc. (c)	1,500,000	44,580,000
		80,384,000
Technology — 3.4%
Alphabet Inc. (c)	42,000	29,068,200

Vehicle Assembly — 0.9%
Tata Motors Limited ADR	210,000	7,280,700

TOTAL COMMON STOCKS (Identified cost $880,653,370)		957,654,392

SHORT-TERM INVESTMENT — 0.9% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 06/30/16 at 0.03% to be repurchased at $7,100,000 on 07/01/2016 collateralized by $6,780,000 US Treasury Note, 2.250% due 11/15/2025 valued at $7,252,481 including interest. (Cost $7,100,000)	$7,100,000	7,100,000

TOTAL INVESTMENTS — 114.1% (Identified cost $887,753,370)		964,754,392
Cash and receivables		100,511,892
Liabilities		(219,537,200)
TOTAL NET ASSETS — 100.0%		$845,729,084

See accompanying notes to financial statements.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2016 (continued) (unaudited)

SECURITIES SOLD SHORT

BONDS — 22.4% OF TOTAL NET ASSETS

United States Treasury — 22.4%	Face Amount	Value(a)
United States Treasury Bonds, 2.750%, 08/15/2042	$105,000,000	$115,770,690
United States Treasury Bonds, 3.125%, 02/15/2043	40,000,000	47,179,680
United States Treasury Bonds, 3.750%, 11/15/2043	20,000,000	26,401,560
TOTAL BONDS (Proceeds $158,288,418)		189,351,930

TOTAL SECURITIES SOLD SHORT — 22.4%		$189,351,930
(a) See Note 2A.
(b) A portion of this security has been segregated as collateral in connection with short sale investments (See Note 2E).
(c) Non-income producing security.

ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016
(unaudited)
Assets
Investments at value:
(Identified cost $887,753,370)		$964,754,392
Cash		1,733
Deposits with brokers for short sales		72,779,377
Receivable for:
Securities sold	$27,728,362
Shares of the Fund sold	2,414
Dividends and interest	6	27,730,782
Total assets		1,065,266,284

Liabilities
Securities sold short at current market value (Proceeds $158,288,418)		189,351,930
Payable for:
Securities purchased	25,922,622
Shares of the Fund redeemed	1,703,329
Interest payable	1,662,522	29,288,473
Accrued expenses:
Management fees	685,660
Trustees’ fees	30,331
Accounting, administration and compliance expenses	47,380
Transfer agent fees	58,194
Other expenses	75,232	896,797
Total liabilities		219,537,200
Net Assets		$845,729,084

Net Assets consist of:
Capital paid-in		$3,365,031,113
Undistributed net investment loss		(6,665,834)
Accumulated net realized losses on investments		(2,558,573,705)
Net unrealized appreciation (depreciation) on investments:
Long positions		77,001,022
Short positions		(31,063,512)
Net Assets		$845,729,084

Shares of beneficial interest outstanding, no par value		24,555,225

Net asset value per share*		$34.44
* Shares of the Fund are sold and redeemed at net asset
value ($845,729,084 ÷ 24,555,225).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016
(unaudited)
Investment Income
Income:
Dividends (net of withholding tax of
$2,601)	$4,207,714
Interest	1,153
4,208,867

Expenses:
Management fees	4,321,209
Trustees’ fees	62,366
Accounting, administration and compliance expenses	292,307
Custodian fees and expenses	66,184
Transfer agent fees	364,205
Audit and tax services	24,244
Legal	48,741
Printing	43,328
Registration fees	13,580
Interest Expense on short sales	5,632,570
Miscellaneous expenses	5,967
10,874,701
Net investment loss	(6,665,834)

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments:
Long transactions	(40,837,845)
Short transactions	(24,636,906)
(65,474,751)
Net change in unrealized depreciation on investments:
Long transactions	(36,975,224)
Short transactions	(20,028,597)
(57,003,821)
Net realized and unrealized losses on investments	(122,478,572)
Change in Net Assets from Operations	$(129,144,406)

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
From Operations
Net investment loss	$(6,665,834)	$(15,368,502)
Net realized losses on investments	(65,474,751)	(23,324,917)
Net change in unrealized depreciation on investments	(57,003,821)	(8,139,230)
Change in net assets from operations	(129,144,406)	(46,832,649)

From Capital Share Transactions
Proceeds from sale of shares	5,672,006	57,335,810
Cost of shares redeemed	(95,725,243)	(272,554,403)
Change in net assets derived from capital share transactions	(90,053,237)	(215,218,593)
Total change in net assets	(219,197,643)	(262,051,242)

Net Assets
Beginning of period	1,064,926,727	1,326,977,969
End of period (including undistributed net investment loss of $(6,665,834) and $0 at June 30, 2016 and December 31, 2015, respectively)	$845,729,084	$1,064,926,727

Number of Shares of the Fund:
Issued from sale of shares	165,344	1,348,281
Redeemed	(2,776,844)	(6,641,234)
Net change	(2,611,500)	(5,292,953)

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (unaudited)			For the Year Ended December 31,
				2015		2014		2013		2012	2011
For a share of the Fund outstanding throughout each period:
Net asset value at beginning of period	$39.20			$40.88		$40.31		$29.30		$25.65	$34.80
Net investment loss (a)(b)	(0.26)			(0.52)		(0.64)		(0.40)		(0.10)	(0.05)
Net realized and unrealized gains (losses) on investments	(4.50)			(1.16)		1.21		11.41		3.75	(9.10)
Total from investment operations	(4.76)			(1.68)		0.57		11.01		3.65	(9.15)

Net increase (decrease) in net asset value	(4.76)			(1.68)		0.57		11.01		3.65	(9.15)
Net asset value at end of period	$34.44			$39.20		$40.88		$40.31		$29.30	$25.65

Total return (%)	(12.1)			(4.1)		1.4		37.6		14.2	(26.3)

Ratios:
Operating expenses to average net assets (%)	1.19	*		1.13		1.10		1.09		1.10	1.05
Dividends and interest on short positions to average net assets (%)	1.27	*		1.09		1.16		0.91		0.24	—
Total expenses to average net assets (%)	2.46	*		2.22		2.26		2.00		1.34	1.05

Net investment loss to average net assets (%)	(1.51)	*		(1.27)		(1.61)		(1.13)		(0.37)	(0.15)
Portfolio turnover (%)	291	(c)	*	268	(c)	266	(c)	291	(c)	360	496
Net assets at end of period (in thousands) ($)	845,729		1,064,927		1,326,978		1,642,133		1,441,596		1,718,500

(a) Net investment loss per share excluding all related
short sale income and expenses ($)	(0.04)			(0.07)		(0.18)		(0.08)		(0.04)	(0.05)

(b)	Per share net investment loss has been calculated using the average shares outstanding during the period.

(c)	Includes short sale bond transactions.
* Computed on an annualized basis.

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2016
(unaudited)

1. Organization — CGM Focus Fund (the "Fund") is a non-diversified series of CGM Trust (the "Trust") which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and is following accounting and reporting guidance in the Financial Accounting Standards Board’s (“FASB”) Topic 946 “Financial Services—Investment Companies”. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment adviser so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific securities of one or more companies, or declines in market indexes or government securities.
2. Significant accounting policies — Management has evaluated the events and transactions from June 30, 2016 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.
A. Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the New York Stock Exchange ("NYSE") that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

		Valuation Inputs
	Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	Investments in Securities-Assets
	Common Stocks*	$957,654,392	—	—
	Short-Term Investment
	Repurchase Agreement	—	$7,100,000	—
	Total	$957,654,392	$7,100,000	—

	Investments in Securities-Liabilities
	Bonds
	United States Treasury Bonds	—	$189,351,930	—
	Total	—	$189,351,930	—

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

	For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.
B. Security transactions and related investment income — Security transactions are accounted for on the trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

are reported on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis and may include proceeds from litigation. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.
C. Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period.
Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on the Fund's net assets or results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Any difference between book basis and tax basis unrealized appreciation is attributable primarily to the temporary book/tax difference of tax deferral of losses on wash sales.
As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
—	—	$68,003,993
The identified cost of investments in securities held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2016 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$896,750,399	$124,761,019	$(56,757,026)	$68,003,993
For the year ended December 31, 2015, the capital loss carryovers utilized or expired and the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains, prior to distributing such gains to shareholders, are shown in the table below:

	Capital Loss Carryovers Utilized	Capital Loss Carryovers Expired	Remaining Capital Loss Carryovers	Expires December 31,
	—	—	$888,260,104	2016
	—	—	1,572,159,776	2017
Total	—	—	$2,460,419,880
Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

As of December 31, 2015, the post-enactment capital loss carryforwards were as follows:

Short-term Capital Loss Carryforward	Long-term Capital Loss Carryforward	Total
$28,635,766	—	$28,635,766
Management has concluded that there are no significant uncertain tax positions for the open tax years as of December 31, 2015 that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
D. Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book/tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). Permanent book/tax differences are primarily attributable to net operating losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book/tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The tax characterization of distributions is determined on an annual basis.
E. Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any fees, dividends or interest paid on securities sold short, which are recorded as expenses on the Statement of Operations. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The market value of securities held in a segregated account at June 30, 2016, was $367,657,000 and the value of cash held in a segregated account, a portion of which may have been restricted at June 30, 2016, was $72,779,377.
F. Guarantees and indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
G. Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars each day at the prevailing exchange rate. Transactions affecting Statement of Operations accounts and net realized gain or loss on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.
H. Repurchase agreements — The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller.
I. Use of estimates — The preparation of financial statements in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
3. Risks and uncertainties
A. Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry or sector of the economy or may invest in fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.
B. Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)
(unaudited)

measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
4. Purchases and sales of securities — For the period ended June 30, 2016, purchases and sales of securities other than United States Government or Agency obligations and short-term investments aggregated $1,773,182,901 and $1,868,266,982, respectively. Buys to cover for U.S. Treasury bonds for the period ended June 30, 2016 were $193,618,750.
5. Fees and expenses
A. Management fees — During the period ended June 30, 2016, the Fund incurred management fees of $4,321,209, paid or payable to CGM, certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million of the Fund's average daily net assets and 0.90% on amounts in excess of $1 billion of the Fund's average daily net assets.
B. Other expenses — The majority of expenses are directly attributable to the Fund. Expenses that are not readily attributable to the Fund are allocated among each of the three funds comprising the Trust in an equitable manner, taking into consideration, among other things, the nature and type of expense and the funds' respective net assets. CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes-Oxley Act of 2002. The accounting, administration and compliance expenses of $292,307, for the period ended June 30, 2016, are shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $255,114 of the salaries of CGM employees who are officers of the Fund.
C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of CGM or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2016, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

CGM FOCUS FUND

ADDITIONAL INFORMATION
(unaudited)

Availability of proxy voting information:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2016 are available without charge, by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.
Portfolio holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments. The Fund’s Prospectus and Statement of Additional Information can be obtained on the CGM Funds' website, www.cgmfunds.com, and the SEC’s website, www.sec.gov or by calling 800-345-4048.
Advisory agreement approval:
The Trustees of the Trust considered renewal of the Fund's advisory agreement at meetings of the independent Trustees in March and April 2016 and at a meeting of the full Board in April 2016. The Board considered the following factors and came to the following conclusions:
1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.
2. The Board considered the investment performance of the Fund and reviewed information regarding the performance of the Fund as compared to market indices and two universes of other funds (capital appreciation funds and multi-cap growth funds) provided by Broadridge, Inc., an independent provider of investment company data. The Board noted that weak performance in recent years had resulted in the Fund's performance being below that of other funds in the Broadridge universes for the one, three, five and ten-year periods ended December 31, 2015. The Board recognized that CGM manages the Fund’s investments with a long-term focus on strategic developments and emerging trends in the U.S. and global economies that often take some time to develop or to be identified by other market participants. The Board concluded that this long-term focus offers Fund investors the potential for significant returns over longer periods of time. The Board acknowledged that, while for some periods this long-term focus might cause the Fund to lag other comparable mutual funds, over the longer term CGM’s approach had often proven its worth.
3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and the private fund managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.
4. The Board considered whether economies of scale might be realized with growth in the Fund, but in light of the fact that the Fund continued to experience net redemptions in 2015, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.
5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)
(unaudited)

Broadridge, Inc. The Board noted that the total expense ratio of the Fund was the median total expense ratio for its peer group in the Broadridge expense universe. The advisory fee paid by the Fund was above the median expense ratios of mutual funds included in the Broadridge expense universe, but the Board concluded that this was reasonable in light of CGM's active investment style and the flexibility of the Fund to sell securities short and to leverage positions, which are strategies that many other capital appreciation mutual funds lack the flexibility to pursue. The Board concluded the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.
In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

CGM FOCUS FUND

FUND EXPENSES
(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 to June 30, 2016.
Actual return and expenses
The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expenses Paid During Period* 01/01/16 - 06/30/16
Actual	$1,000.00	$878.57	$11.50
Hypothetical (5% return before expenses)	$1,000.00	$1,012.62	$12.32
* Expenses are equal to the Fund’s annualized expense ratio of 2.46%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
LESLIE A. LAKE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, President & Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President & Anti-Money Laundering Compliance Officer
JEM A. HUDGINS, Treasurer
DEIDRA K. HEWARDT, Assistant Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
TONY FIGUEIREDO, Vice President
KEVIN URE, Vice President
NICOLE M. FEMBLEAUX, Assistant Vice President

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC. P.O. Box 8511 Boston, Massachusetts 02266-8511

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2016, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX99_CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX99_906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: August 12, 2016

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: August 12, 2016